DISPOSAL OF ASSETS (Details) € in Millions, £ in Millions, $ in Millions										1 Months Ended	3 Months Ended				6 Months Ended
	Jun. 30, 2026 USD ($) MW	Jun. 29, 2026 USD ($) MW	May 29, 2026 USD ($) GW	Mar. 30, 2026 USD ($) MW	Mar. 09, 2026 USD ($) MW	Mar. 09, 2026 EUR (€)	Jan. 20, 2026 USD ($) MW	Jan. 20, 2026 GBP (£)	Jan. 09, 2026 USD ($) MW	Feb. 28, 2026 USD ($)	Jun. 30, 2026 USD ($) MW	Mar. 31, 2026 USD ($) MW	Mar. 31, 2026 EUR (€) MW	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) MW	Jun. 30, 2025 USD ($)	Mar. 09, 2026 EUR (€) MW	Dec. 31, 2025 USD ($)
Disclosure of detailed information about investment property [line items]
Equity-accounted investments	$ 3,714.0										$ 3,714.0				$ 3,714.0			$ 4,087.0
Total Assets	96,745.0										96,745.0				96,745.0			98,701.0
Reclassification adjustments for amounts recognized in net income											4.0			$ (3.0)	28.0	$ 2.0
Assets and liabilities classified as held for sale
Disclosure of detailed information about investment property [line items]
Equity-accounted investments	394.0										394.0				394.0			0.0
Total Assets	4,534.0										4,534.0				$ 4,534.0			$ 6,142.0
Brookfield Renewable and Institutional Partners
Disclosure of detailed information about investment property [line items]
Proceeds from sale												$ 1,300.0
403 MW U.S. Hydroelectric Portfolio
Disclosure of detailed information about investment property [line items]
Proceeds from sale		$ 127.0							$ 111.0		249.0
Economic interest held															25.00%
Revaluation surplus	$ 106.0										$ 106.0				$ 106.0
403 MW U.S. Hydroelectric Portfolio | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about investment property [line items]
Portion of ownership interest sold		25.00%							25.00%		50.00%
Hydro power capacity (in MW) | MW	403	403							403		403				403
Proceeds from sale		$ 261.0							$ 230.0		$ 522.0
Revaluation surplus	$ 827.0										827.0				$ 827.0
73 MW Operating Wind Assets In United State
Disclosure of detailed information about investment property [line items]
Proceeds from sale							$ 20.0	£ 15
Wind power capacity (in MW) | MW							73
Assets derecognized							$ 197.0
Liabilities derecognized							118.0
Revaluation surplus							3.0
73 MW Operating Wind Assets In United State | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about investment property [line items]
Proceeds from sale							79.0	£ 58
Revaluation surplus							$ 10.0
Renewable Operating And Development Platform
Disclosure of detailed information about investment property [line items]
Proceeds from sale										$ 36.0
Portion of ownership interest										17.00%
Brookfield Renewable Economic Interest	4.00%
Renewable Operating And Development Platform | Member Of Platform's IPO Founder
Disclosure of detailed information about investment property [line items]
Portion of ownership interest										3.00%
Renewable Operating And Development Platform | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about investment property [line items]
Proceeds from sale										$ 185.0
Brookfield Renewable Economic Interest	21.00%
200 MW Distributed Assets
Disclosure of detailed information about investment property [line items]
Hydro power capacity (in MW) | MW					200							200	200				200
Proceeds from sale					$ 136.0	€ 116						$ 136.0
Assets derecognized					404.0
Liabilities derecognized					225.0
Receivable from joint venture					136.0												€ 116
200 MW Distributed Assets | Other Comprehensive Income (Loss)
Disclosure of detailed information about investment property [line items]
Gain from sale of investments					$ 0.2
200 MW Distributed Assets | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about investment property [line items]
Proceeds from sale | €													€ 116
Ownership interest distributed					100.00%	100.00%
200 MW Distributed Assets | Brookfield Renewable and Institutional Partners | Other Comprehensive Income (Loss)
Disclosure of detailed information about investment property [line items]
Gain from sale of investments					$ 1.0
833 MW U.S. Solor Asset
Disclosure of detailed information about investment property [line items]
Proceeds from sale				$ 71.0
Assets derecognized				928.0
Liabilities derecognized				542.0
Revaluation surplus				27.0
833 MW U.S. Solor Asset | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about investment property [line items]
Proceeds from sale				394.0
Revaluation surplus				$ 184.0
Solar power capacity (in MW) | MW				833
2.1 GW Portfolio Operating Wind And Solar Assets
Disclosure of detailed information about investment property [line items]
Proceeds from sale			$ 200.0
Assets derecognized			3,600.0
Liabilities derecognized			2,400.0
Revaluation surplus			36.0
Gain from sale of investments			12.0
Reclassification adjustments for amounts recognized in net income			$ 5.0
2.1 GW Portfolio Operating Wind And Solar Assets | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about investment property [line items]
Portion of ownership interest sold			67.00%
Proceeds from sale			$ 787.0
Revaluation surplus			187.0
Gain from sale of investments			$ 59.0
Portfolio operating wind and solar assets (in GW) | GW			2.1
Reclassification adjustments for amounts recognized in net income			$ 29.0
U.S. Renewables Portfolio | Assets and liabilities classified as held for sale
Disclosure of detailed information about investment property [line items]
Equity-accounted investments	$ 394.0										394.0				394.0
Total Assets	$ 933.0										$ 933.0				$ 933.0